SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     s#ssss8s
/FILER
PERIOD     06/30/05
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 4, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $147946 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      298     4120 SH       SOLE                                       4120
Abbott Labs                    COM              002824100      413     8422 SH       SOLE                                       8422
American International Group   COM              026874107     4170    71779 SH       SOLE                                      71779
Apple Computer                 COM              037833100     2521    68490 SH       SOLE                                      68490
Automatic Data Processing      COM              053015103     3816    90932 SH       SOLE                                      90932
BB&T Corp.                     COM              054937107      240     6000 SH       SOLE                                       6000
BP PLC                         COM              055622104     3953    63366 SH       SOLE                                      63366
Bell South                     COM              079860102      311    11690 SH       SOLE                                      11690
Bristol Myers Squibb           COM              110122108     2180    87282 SH       SOLE                                      87282
Canon Inc. ADR                 COM              138006309     4385    83308 SH       SOLE                                      83308
ChevronTexaco                  COM              166751107      918    16410 SH       SOLE                                      16410
Cisco Systems                  COM              17275R102     1178    61714 SH       SOLE                                      61714
Citigroup Inc                  COM              172967101      397     8585 SH       SOLE                                       8585
Coca-Cola                      COM              191216100     2794    66929 SH       SOLE                                      66929
Compass Bancshares Inc.        COM              20449H109      681    15140 SH       SOLE                                      15140
Dell Inc.                      COM              24702r101     1200    30400 SH       SOLE                                      30400
Donaldson Co.                  COM              257651109     6213   204835 SH       SOLE                                     204835
Dover Corp.                    COM              260003108     3788   104129 SH       SOLE                                     104129
Dupont de Nemours              COM              263534109      544    12659 SH       SOLE                                      12659
Echelon                        COM              27874n105      180    26120 SH       SOLE                                      26120
Emerson Electric               COM              291011104     3712    59265 SH       SOLE                                      59265
Exxon Mobil                    COM              30231G102     4285    74559 SH       SOLE                                      74559
General Electric               COM              369604103      938    27076 SH       SOLE                                      27076
H J Heinz Co.                  COM              423074103     2347    66258 SH       SOLE                                      66258
Home Depot                     COM              437076102     2666    68537 SH       SOLE                                      68537
Illinois Tool Works            COM              452308109     4633    58141 SH       SOLE                                      58141
Intel Corp.                    COM              458140100     1331    51158 SH       SOLE                                      51158
Johnson & Johnson              COM              478160104     6455    99314 SH       SOLE                                      99314
Luminex Corp                   COM              55027E102      583    59226 SH       SOLE                                      59226
McGraw Hill                    COM              580645109      221     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3434   138229 SH       SOLE                                     138229
Molex Inc.                     COM              608554101     3075   118098 SH       SOLE                                     118098
National Instruments Corp.     COM              636518102     1160    54694 SH       SOLE                                      54694
Nokia                          COM              654902204     1121    67383 SH       SOLE                                      67383
Nordson Corp.                  COM              655663102     3303    96350 SH       SOLE                                      96350
Pepsico Inc.                   COM              713448108      415     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      591    21412 SH       SOLE                                      21412
Procter & Gamble               COM              742718109     5411   102587 SH       SOLE                                     102587
Royal Dutch Shell PLC          COM              3893760       4144    63852 SH       SOLE                                      63852
SBC Communications             COM              78387G103      577    24300 SH       SOLE                                      24300
Sabine Royalty Trust UBI       COM              785688102      592    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    25860   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     2794   146615 SH       SOLE                                     146615
Schlumberger Ltd               COM              806857108     3967    52243 SH       SOLE                                      52243
Sigma-Aldrich                  COM              826552101     3964    70736 SH       SOLE                                      70736
Sysco Corp.                    COM              871829107     4424   122234 SH       SOLE                                     122234
Target                         COM              87612e106      445     8180 SH       SOLE                                       8180
Telefonica de Espana           COM              879382208      749    15312 SH       SOLE                                      15312
Unilever N.V.                  COM              904784709     3202    49384 SH       SOLE                                      49384
United Parcel Serv Cl B        COM              911312106     1591    23000 SH       SOLE                                      23000
Verizon Communications         COM              92343v104      321     9284 SH       SOLE                                       9284
Vodafone                       COM              92857t107      295    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     3988    72795 SH       SOLE                                      72795
Wal-Mart Stores                COM              931142103     2327    48288 SH       SOLE                                      48288
Weyerhaeuser                   COM              962166104     2604    40911 SH       SOLE                                      40911
Whole Foods Market             COM              966837106      242     2050 SH       SOLE                                       2050
REPORT SUMMARY		       56 DATA RECORDS		     147946         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TEXT
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/SUBMISSION
